Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($) $ in Thousands		Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2023		$ 209	$ 207,076	$ (454)	$ (192,952)	$ 13,879
Balance, shares at Dec. 31, 2023	[1]	573,741
Stock-based compensation			283			283
Unrealized gain from marketable debt securities				19		19
Net loss					(2,394)	(2,394)
Exercise of pre-funded warrants		$ 54	(54)
Exercise of pre-funded warrants, shares	[1]	109,453
Balance at Jun. 30, 2024		$ 263	207,305	(435)	(195,346)	11,787
Balance, shares at Jun. 30, 2024	[1]	683,198
Balance at Dec. 31, 2023		$ 209	207,076	(454)	(192,952)	13,879
Balance, shares at Dec. 31, 2023	[1]	573,741
Net loss						(4,308)
Balance at Sep. 30, 2024		$ 665	215,373	(342)	(197,260)	18,436
Balance, shares at Sep. 30, 2024	[1]	1,506,996
Balance at Jun. 30, 2024		$ 263	207,305	(435)	(195,346)	11,787
Balance, shares at Jun. 30, 2024	[1]	683,198
Stock-based compensation			132			132
Exercise of RSU’s		$ 18	(18)
Exercise of RSU's, shares	[1]	36,528
Unrealized gain from marketable debt securities				93		93
Net loss					(1,914)	(1,914)
Exercise of pre-funded warrants		$ 38	(38)
Exercise of pre-funded warrants, shares	[1]	77,270
Issuance of ordinary shares, net of issuance costs		$ 203	3,735			3,938
Issuance of ordinary shares, net of issuance costs, shares	[1]	416,667
Exercise of investor warrants		$ 143	4,257			4,400
Exercise of investor warrants, shares	[1]	293,333
Balance at Sep. 30, 2024		$ 665	215,373	(342)	(197,260)	18,436
Balance, shares at Sep. 30, 2024	[1]	1,506,996
Balance at Dec. 31, 2024		$ 742	216,470	(416)	(200,469)	16,327
Balance, shares at Dec. 31, 2024		1,664,884
Stock-based compensation			201			201
Exercise of RSU’s		$ 9	(9)
Exercise of RSU's, shares		18,263
Issuance of ordinary shares in relation to SEPA	[2]	$ 12	67			79
Issuance of ordinary shares in relation to SEPA, shares	[2]	25,000
Issuance of SEPA commitment shares	[2]	$ 8	20			28
Issuance of SEPA commitment shares, shares	[2]	15,782
Issuance of ordinary shares in relation to ATM	[3]	$ 1,919	5,555			7,474
Issuance of ordinary shares in relation to ATM, shares	[3]	3,579,121
Unrealized gain from marketable debt securities				13		13
Net loss					(3,599)	(3,599)
Balance at Jun. 30, 2025		$ 2,690	222,304	(403)	(204,068)	20,523
Balance, shares at Jun. 30, 2025		5,303,050
Balance at Dec. 31, 2024		$ 742	216,470	(416)	(200,469)	16,327
Balance, shares at Dec. 31, 2024		1,664,884
Net loss						(5,491)
Balance at Sep. 30, 2025		$ 2,786	222,602	(316)	(205,960)	19,112
Balance, shares at Sep. 30, 2025		5,479,231
Balance at Jun. 30, 2025		$ 2,690	222,304	(403)	(204,068)	20,523
Balance, shares at Jun. 30, 2025		5,303,050
Stock-based compensation			105			105
Exercise of RSU’s		$ 10	(10)
Exercise of RSU's, shares		18,264
Issuance of ordinary shares in relation to SEPA	[2]	$ 27	72			99
Issuance of ordinary shares in relation to SEPA, shares	[2]	50,000
Issuance of ordinary shares in relation to ATM	[3]	$ 59	131			190
Issuance of ordinary shares in relation to ATM, shares	[3]	107,917
Unrealized gain from marketable debt securities				87		87
Net loss					(1,892)	(1,892)
Balance at Sep. 30, 2025		$ 2,786	$ 222,602	$ (316)	$ (205,960)	$ 19,112
Balance, shares at Sep. 30, 2025		5,479,231

[1]	Retroactively adjusted (See Note 3.1)
[2]	See Note 3.3
[3]	See Note 3.4